Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CleanTech Acquisition Corp
Basic and diluted weighted average shares outstanding (in Shares)	21,562,500	3,750,000	21,562,500	3,750,000